Assets Acquired and Liabilities Assumed on Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012
Acquisitions
Current assets	$ 67,397		$ 84,693
Property, plant and equipment	46,306		30,096
Goodwill	260,789		55,177
Tradenames-indefinite lives	38,448		26,986
Other intangible assets	103,593		43,062
Other long-term assets	8,171		3,066
Total Assets Acquired	524,704		243,080
Liabilities assumed	(120,372)		(64,743)
Net Assets Acquired	$ 404,332	[1]	$ 178,337	[2]
Weighted-average other intangible asset amortization life (in years)	9 years		14 years

[1]	Figure includes cash acquired of $6.9 million.
[2]	Figure includes cash acquired of $12.3 million.